CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 62,906,168	$ 21,294,663
Accounts receivable	546,794	500,249
Prepaid expenses	2,112,419	489,921
Loan receivable		6,120,503
Marketable securities	53,451,555	31,181,067
Total current assets	119,016,936	59,586,403
Non-Current
Property and equipment	15,813,164	16,232,302
Exploration and evaluation assets	279,091,819	262,291,098
Environmental bonds	3,036,362	2,725,220
TOTAL ASSETS	416,958,281	340,835,023
Current
Accounts payable and accrued liabilities	2,109,193	3,348,296
Convertible debentures	5,430,859	30,279,306
Current portion of lease liabilities	164,125	121,165
Flow-through share premium liabilities	4,695,312	1,355,210
Total current liabilities	12,399,489	35,103,977
Non-Current
Long-term portion of lease liabilities	277,572	281,721
Asset retirement obligation	2,416,158	2,026,975
Deferred income tax liability	438,976	259,191
TOTAL LIABILITIES	15,532,195	37,671,864
EQUITY
Share capital	461,832,359	362,941,599
Share option and warrant reserve	37,289,167	33,154,239
Accumulated deficit	(103,671,645)	(102,545,246)
Accumulated other comprehensive income	5,976,205	9,612,567
TOTAL EQUITY	401,426,086	303,163,159
TOTAL LIABILITIES AND EQUITY	$ 416,958,281	$ 340,835,023